Offerings	Jan. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value $0.0001(4)
Maximum Aggregate Offering Price	$ 143,750,000
Amount of Registration Fee	$ 19,851.88
Offering Note

(1)	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)

Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)	Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price.
(4)	Includes the aggregate offering price of additional shares that the underwriters have the right to purchase from the Registrant, if any.
(5)	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act.
(6)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The representative's warrants are exercisable for up to the number of common shares equal to 4% of the aggregate number of shares sold in this offering at a per share exercise price equal to 125% of the public offering price of the shares. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the representative's warrants is $7,187,500, which is equal to 125% of $5,750,000 (4% of the proposed maximum aggregate offering price of $143,750,000).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Underwriter's warrant to purchase Class A Ordinary Common Stock(5)
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)

Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)	Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price.
(4)	Includes the aggregate offering price of additional shares that the underwriters have the right to purchase from the Registrant, if any.
(5)	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act.
(6)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The representative's warrants are exercisable for up to the number of common shares equal to 4% of the aggregate number of shares sold in this offering at a per share exercise price equal to 125% of the public offering price of the shares. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the representative's warrants is $7,187,500, which is equal to 125% of $5,750,000 (4% of the proposed maximum aggregate offering price of $143,750,000).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, par value $0.0001 per share, underlying Underwriter's warrants(6)
Maximum Aggregate Offering Price	$ 7,187,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 992.59
Offering Note

(1)	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)

Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)	Calculated under Section 6(b) of the Securities Act as $0.0001381 times the proposed maximum aggregate offering price.
(4)	Includes the aggregate offering price of additional shares that the underwriters have the right to purchase from the Registrant, if any.
(5)	No additional registration fee is payable pursuant to Rule 457(g) or Rule 457(i) under the Securities Act.
(6)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The representative's warrants are exercisable for up to the number of common shares equal to 4% of the aggregate number of shares sold in this offering at a per share exercise price equal to 125% of the public offering price of the shares. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the representative's warrants is $7,187,500, which is equal to 125% of $5,750,000 (4% of the proposed maximum aggregate offering price of $143,750,000).